UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

            Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

FRANKLIN FLOATING RATE MASTER TRUST

Financial Highlights
Franklin Floating Rate Master Series
	Six Months Ended
	January 31, 2016		Year Ended July 31,
	(unaudited)	2015	2014	2013	2012	2011
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.65	$8.92	$8.93	$8.76	$8.88	$8.65
Income from investment operations[a]:
Net investment income.	0.203	0.391	0.299	0.347	0.414	0.402
Net realized and unrealized gains (losses)	(0.601)	(0.270)	(0.010)	0.169	(0.122)	0.233
Total from investment operations	(0.398)	0.121	0.289	0.516	0.292	0.635
Less distributions from net investment income .	(0.202)	(0.391)	(0.299)	(0.346)	(0.412)	(0.405)
Net asset value, end of period	$8.05	$8.65	$8.92	$8.93	$8.76	$8.88

Total return[b]	(4.54)%	1.30%	3.28%	5.94%	3.44%	7.44%

Ratios to average net assets[c]
Expenses before waiver and payments by
affiliates	0.54%	0.77%	0.92%	0.96%	0.97%	0.96%
Expenses net of waiver and payments by
affiliates[d]	0.53%	0.67%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.85%	4.43%	3.36%	3.77%	4.78%	4.48%

Supplemental data
Net assets, end of period (000’s)	$1,602,755	$1,959,681	$2,260,151	$1,420,061	$642,804	$943,253
Portfolio turnover rate	15.95%	62.43%	70.55%	61.33%	69.54%	95.76%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, January 31, 2016 (unaudited)

Franklin Floating Rate Master Series
					% of Net
		Country	Shares	Value	Assets

Common Stocks
Broadcasting
[a] Cumulus Media Inc., A		United States	934	$245	0.00	†
Health Care Services
[a] New Millennium Holdco Inc		United States	65,897	922,558	0.06
Total Common Stocks (Cost $401,238)				922,803	0.06

Management Investment Companies
(Cost $19,179,247)
Diversified Capital Markets
PowerShares Senior Loan Portfolio ETF		United States	860,000	19,074,800	1.19
			Principal
			Amount*

Corporate Bonds (Cost $208,343)
Aerospace & Defense
[b] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20 .		United States	$208,343	166,224	0.01

[c,d] Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19		United States	7,782,735	7,432,512	0.46
Second Lien 2013 Replacement Term Loan, 8.25%,
11/29/19	.	United States	4,823,723	4,486,062	0.28
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21		United States	11,910,526	11,876,284	0.74
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20		United States	3,923,627	3,756,873	0.24
Term B Loans, 4.50%, 4/09/20		United States	8,613,136	8,225,545	0.51
				35,777,276	2.23
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%,
7/19/21		United States	750,335	718,446	0.04
Airlines
Air Canada, Term Loan, 4.00%, 9/26/19		Canada	8,718,529	8,715,809	0.54
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20		United States	5,792,165	5,769,239	0.36
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19		United States	10,095,327	10,021,187	0.63
				24,506,235	1.53
Aluminum
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22		Canada	8,899,649	8,276,673	0.52
Apparel Retail
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22 .		United States	20,000,000	18,945,000	1.18
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%,
6/18/21		United States	8,689,798	7,809,956	0.49
				26,754,956	1.67
Auto Parts & Equipment
Crowne Group LLC, Term Loan, 6.00%, 9/30/20		United States	5,245,717	5,049,003	0.32
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan,
7.00-8.00%, 7/29/17.		United States	20,612,716	16,541,580	1.03
[e] TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%,
6/25/22		United States	20,067,022	19,540,262	1.22
				41,130,845	2.57

1	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d]Senior Floating Rate Interests (continued)
Broadcasting
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	$29,466,782	$21,756,297	1.36
[e] Gray Television Inc.,
Initial Term Loan, 3.75%, 6/13/21	United States	15,169,050	15,043,435	0.94
Term Loan C, 6.00%, 6/13/21	United States	2,824,910	2,826,088	0.18
[e] Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	20,811,272	20,754,041	1.29
Radio One Inc., Term Loan B, 5.11%, 12/31/18	United States	20,397,500	20,767,205	1.29
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%,
7/31/21	United States	1,490,390	1,465,550	0.09
			82,612,616	5.15
Cable & Satellite
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%,
10/09/22	United States	18,774,626	18,769,407	1.17
UPC Financing Partnership, Facility AH, 3.344%, 6/30/21	Netherlands	9,810,123	9,634,070	0.60
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	15,351,034	15,055,741	0.94
			43,459,218	2.71
Casinos & Gaming
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%,
10/20/21	United States	4,418,898	4,406,008	0.27
Caesars Entertainment Resort Properties LLC, Term B Loans,
7.00%, 10/11/20	United States	19,148,750	16,783,879	1.05
Cannery Casino Resorts LLC,
[f] Second Lien Term Loan, PIK, 12.50%, 10/02/19	United States	6,970,389	6,674,148	0.42
Term Loan, 6.00%, 10/02/18	United States	21,043,301	20,793,411	1.30
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19.	United States	20,047,074	18,008,948	1.12
Scientific Games International Inc., Term B-1 Loan, 6.00%,
10/18/20	United States	18,259,126	16,416,908	1.02
			83,083,302	5.18
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	16,897,223	16,495,914	1.03
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	2,232,389	2,148,674	0.14
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20.	United States	19,905,314	15,924,251	0.99
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20.	United States	44,205,403	19,251,453	1.20
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	3,766,946	2,260,168	0.14
			56,080,460	3.50
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	26,981,700	25,272,868	1.58
Communications Equipment
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	9,666,635	9,594,135	0.60
CommScope Inc., Tranche 5 Term Loan, 3.75-3.828%, 12/29/22 .	United States	9,435,565	9,407,551	0.59
			19,001,686	1.19
Construction & Engineering
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	1,711,508	1,709,368	0.11
Construction Machinery & Heavy Trucks
Doosan Infracore International and Doosan Holdings Europe,
Tranche B Term Loan, 4.50%, 5/28/21	United States	3,871,460	3,721,441	0.23
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20.	United States	36,298,333	33,364,230	2.08

Semiannual Report 2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d]Senior Floating Rate Interests (continued)
Diversified Chemicals
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	$27,802,507	$24,790,578	1.55
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18.	United States	10,557,872	10,280,727	0.64
OCI Beaumont LLC, Term B-3 Loan, 6.50%, 8/20/19	United States	10,599,378	10,678,873	0.66
			45,750,178	2.85
Diversified Metals & Mining
FMG America Finance Inc. (Fortescue Metals Group), Loans,
4.25%, 6/30/19	Australia	50,380,345	35,203,266	2.20
Electric Utilities
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	2,355,899	2,311,726	0.15
Term B Loans, 6.375%, 8/13/19	Australia	35,457,221	34,792,398	2.17
			37,104,124	2.32
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	10,064,458	9,116,718	0.57
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	13,081,208	12,857,742	0.80
Term Loan C, 8.00%, 5/01/19	United States	21,959,729	21,584,591	1.35
			43,559,051	2.72
General Merchandise Stores
Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	9,484,239	9,474,925	0.59
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,140,294	7,936,819	0.50
Term Loan, 5.00%, 6/07/19	United States	3,742,812	3,274,961	0.21
Kinetic Concepts Inc.,
[e]Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	16,502,223	16,096,548	1.00
Term E-2 Loan, 4.00%, 11/04/16	United States	2,961,962	2,948,079	0.18
			30,256,407	1.89
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	17,504,754	17,420,871	1.09
Community Health Systems Inc.,
2018 Term F Loans, 3.657%, 12/31/18	United States	33,915,082	33,462,011	2.09
2019 Term G Loan, 3.75%, 12/31/19	United States	8,161,032	7,864,558	0.49
			58,747,440	3.67
Health Care Services
Cotiviti Corp.,
Initial Term Loan, 4.50%, 5/14/21	United States	4,995,029	4,907,615	0.31
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	9,455,909	9,349,530	0.58
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%,
12/18/20	United States	2,255,704	2,049,871	0.13
			16,307,016	1.02
Health Care Technology
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%,
6/06/19	United States	9,460,641	9,105,867	0.57
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	5,081,519	4,986,240	0.31

3	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d]Senior Floating Rate Interests (continued)
Household Products
Spectrum Brands Inc., Initial Term Loans, 3.50%, 6/23/22	United States	$5,319,098	$5,319,098	0.33
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	19,699,295	18,800,515	1.18
			24,119,613	1.51
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	7,620,033	7,175,534	0.45
Term B-2 Loan, 3.25%, 1/31/22	United States	2,250,237	2,124,600	0.13
Calpine Corp.,
Term Loan (B5), 3.50%, 5/27/22	United States	6,330,802	6,015,579	0.38
Term Loan (B6), 4.00%, 1/15/23	United States	5,000,000	4,812,500	0.30
Term Loan B3, 4.00%, 10/09/19	United States	512,775	500,810	0.03
Term Loan B4, 4.00%, 10/31/20	United States	7,121,013	6,936,315	0.43
[e] NRG Energy Inc., Term Loan, 2.75%, 7/01/18.	United States	6,555,627	6,430,887	0.40
			33,996,225	2.12
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	6,573,822	6,343,738	0.39
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,132,929	0.57
Generac Power Systems Inc., Term Loans, 3.50%, 5/31/20	United States	4,921,985	4,811,240	0.30
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	20,711,545	18,381,496	1.15
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%,
7/30/21	Australia	20,404,854	18,568,417	1.16
[g] Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	11,251,159	10,857,369	0.68
Second Lien Term Loan, 8.50%, 5/09/18	United States	7,774,399	7,618,911	0.47
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17.	United States	1,656,491	1,612,317	0.10
			77,326,417	4.82
Integrated Telecommunication Services
[e] Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%,
6/30/19	Luxembourg	27,439,245	26,338,821	1.64
LTS Buyer LLC, Second Lien Initial Loan, 8.00%, 4/12/21.	United States	2,407,490	2,323,228	0.15
Windstream Corp., Term Loan B-5, 3.50%, 8/08/19	United States	6,773,885	6,608,771	0.41
Zayo Group LLC,
[e]2016 Incremental Term Loans, 6.00%, 5/06/21	United States	1,634,412	1,637,222	0.10
2021 Term Loans, 3.75%, 5/06/21.	United States	12,947,278	12,783,120	0.80
			49,691,162	3.10
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%,
9/10/20	United States	20,192,097	16,180,714	1.01
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC,
Initial Term Loan, 4.25%, 7/22/20.	United States	4,693,342	4,664,008	0.29
IT Consulting & Other Services
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/29/19	United States	11,324,822	9,569,475	0.60

Semiannual Report 4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d]Senior Floating Rate Interests (continued)
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	$17,469,405	$16,159,200	1.01
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	29,196,687	27,645,613	1.72
Town Sports International LLC, Initial Term Loan, 4.50%,
11/15/20	United States	13,519,954	5,255,882	0.33
			49,060,695	3.06
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	17,561,764	16,669,802	1.04
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term
Loan, 8.75%, 7/31/22	United States	9,037,800	7,885,481	0.49
Movies & Entertainment
Regal Cinemas Corp., Term Loan, 3.75-3.833%, 4/01/22	United States	4,599,326	4,602,840	0.29
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	6,655,554	6,514,123	0.40
			11,116,963	0.69
Oil & Gas Equipment & Services
[e] McDermott Finance LLC, Term Loan, 5.25%, 4/16/19	United States	3,984,702	3,795,429	0.24
Oil & Gas Exploration & Production
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	25,126,172	16,918,281	1.05
[h] Samson Investment Co., Second Lien Tranche I Term Loan,
6.50%, 9/25/18	United States	9,960,000	273,900	0.02
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21 .	United States	20,845,458	12,194,593	0.76
			29,386,774	1.83
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	9,958,350	8,713,556	0.54
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19.	United States	11,357,075	10,562,080	0.66
			19,275,636	1.20
Packaged Foods & Meats
AdvancePierre Foods Inc., Second Lien Term Loans, 9.50%,
10/10/17	United States	9,884,439	9,773,239	0.61
B&G Foods Inc., Tranche B Term Loan, 3.75%, 11/02/22	United States	2,635,675	2,636,087	0.16
CSM Bakery Supplies LLC, Second Lien Term Loan, 8.75%,
7/03/21	United States	4,346,846	4,129,504	0.26
JBS USA LLC,
Incremental Term Loan, 3.75%, 9/18/20.	United States	2,893,400	2,813,831	0.18
Initial Term Loan, 3.75%, 5/25/18	United States	73,517	73,195	0.00
Post Holdings Inc., Series A Incremental Term Loan, 3.75%,
6/02/21	United States	5,934,296	5,930,587	0.37
			25,356,443	1.58
Paper Packaging
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	11,083,461	10,695,540	0.67
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	23,319,496	18,189,207	1.13

5	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d]Senior Floating Rate Interests (continued)
Pharmaceuticals
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015
Incremental Term B Loans, 3.75%, 9/25/22	United States	$20,157,236	$19,930,467	1.24
Grifols Worldwide Operations USA Inc., US Tranche B Term
Loan, 3.428%, 2/27/21	United States	18,097,110	18,054,129	1.13
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	United States	11,237,742	10,819,136	0.68
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	8,839,072	8,514,970	0.53
Series E-1 Tranche B Term Loan, 3.75%, 8/05/20	United States	2,918,084	2,805,009	0.17
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	23,202,554	22,332,459	1.39
			82,456,170	5.14
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%,
3/31/20	United States	11,897,015	11,607,025	0.72
Retail REITs
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	2,747,480	2,695,965	0.17
Semiconductors
[e] Avago Technologies Cayman Finance Ltd., Term B-1 Dollar
Loans, 6.00%, 2/01/23	United States	5,741,863	5,658,129	0.35
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan,
4.50%, 5/07/21	United States	6,461,600	6,461,600	0.40
NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	3,484,949	3,480,903	0.22
			15,600,632	0.97
Specialized Consumer Services
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan,
5.75%, 9/02/21	Luxembourg	17,612,100	17,083,737	1.07
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified
Refinancing Term, 3.75%, 2/01/20	United States	7,394,032	7,339,235	0.46
Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	7,353,306	7,151,090	0.45
Term B-2 Loan, 5.00%, 9/08/17	United States	5,796,406	5,658,742	0.35
Term B-3 Loan, 5.00%, 9/08/17	United States	11,850,390	11,568,943	0.72
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	13,889,020	10,763,990	0.67
Tranche B Term Loan, 4.25%, 7/19/19	United States	9,060,570	8,154,513	0.51
Solenis International LP and Solenis Holdings 3 LLC, Second
Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	2,637,801	0.16
			53,274,314	3.32
Specialty Stores
99 Cents Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19	United States	14,079,113	8,881,569	0.55
BJ’s Wholesale Club Inc., Second Lien 2013 (Nov) Replacement
Loans, 8.50%, 3/26/20	United States	14,452,381	12,176,131	0.76
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	25,096,615	17,567,631	1.10
Jo-Ann Stores Inc., Term B Loan, 4.00%, 3/16/18	United States	918,176	862,511	0.05
[e] PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	16,176,905	15,698,344	0.98
			55,186,186	3.44
Steel
[h] Walter Energy Inc., B Term Loan, 8.75%, 4/02/18	United States	5,950,001	1,556,919	0.10

Semiannual Report 6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c,d] Senior Floating Rate Interests (continued)
Systems Software
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	$6,403,762	$6,408,565	0.40
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Loans, 3.75%,
4/30/19	United States	5,361,501	5,374,068	0.34
Trucking
Hertz Corp.,
Tranche B-1 Term Loan, 3.75%, 3/11/18	United States	7,400,000	7,383,816	0.46
Tranche B-2 Term Loan, 3.00%, 3/11/18	United States	14,183,238	14,041,405	0.88
			21,425,221	1.34
Total Senior Floating Rate Interests
(Cost $1,604,657,421)			1,455,612,520	90.82

Asset-Backed Securities
Other Diversified Financial Services
[i] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,092,351	0.07
[d,i] Atrium IX, 9A, C, 144A, FRN, 3.662%, 2/28/24	United States	1,200,000	1,177,140	0.07
[d,i] Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.824%, 10/20/26	United States	2,100,000	1,998,444	0.13
[d,i] Carlyle Global Market Strategies CLO Ltd., 2014-4A, C, 144A,
FRN, 3.772%, 10/15/26	United States	2,600,000	2,524,106	0.16
[d,i] Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 3.221%, 1/27/25	United States	1,100,000	1,028,599	0.06
2014-2A, B, 144A, FRN, 3.62%, 10/18/26	United States	3,500,000	3,352,440	0.21
[d,i] Cent CLO LP,
2013-17A, D, 144A, FRN, 3.616%, 1/30/25	United States	800,000	760,744	0.05
2014-22A, B, 144A, FRN, 3.82%, 11/07/26	United States	3,200,000	3,118,176	0.19
[d,i] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.474%,
7/20/26	United States	800,000	771,656	0.05
[d,i] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.072%, 7/15/26	United States	2,650,000	2,625,408	0.16
2014-1A, B, 144A, FRN, 2.672%, 7/15/26	United States	2,650,000	2,594,297	0.16
2014-1A, C, 144A, FRN, 3.622%, 7/15/26	United States	2,290,000	2,202,156	0.14
[i] Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,105,687	0.07
[i] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	1,190,000	1,194,248	0.07
[d,i] Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.824%, 10/20/26.	United States	2,400,000	2,395,224	0.15
[d,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.522%, 4/15/24	United States	800,000	773,896	0.05
2013-2A, B, 144A, FRN, 3.299%, 4/25/25	United States	800,000	761,496	0.05
[d,i] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.72%, 10/17/26	United States	480,000	457,757	0.03
Total Asset-Backed Securities
(Cost $30,577,054)			29,933,825	1.87

Total Investments before Short Term
Investments (Cost $1,655,023,303)			1,505,710,172	93.95

7	Semiannual Report

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Short Term Investments (Cost $107,709,656)
Repurchase Agreements
[j] Joint Repurchase Agreement, 0.245%, 2/01/16
(Maturity Value $107,711,854)
BNP Paribas Securities Corp. (Maturity Value $23,370,241)
Credit Suisse Securities (USA) LLC
(Maturity Value $70,109,646)
HSBC Securities (USA) Inc. (Maturity Value $5,842,291)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $8,389,676)
Collateralized by U.S. Government Agency Securities, 0.90%
- 1.125%, 1/04/17 - 9/22/17; and U.S. Treasury Note, 0.75%
- 3.125%, 4/30/17 - 3/15/18 (valued at $109,956,803)	United States	107,709,656	$107,709,656	6.72
Total Investments (Cost $1,762,732,959)			1,613,419,828	100.67
Other Assets, less Liabilities.			(10,664,879)	(0.67)
Net Assets			$1,602,754,949	100.00

See Abbreviations on page 19.

†Rounds to less than 0.01% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSee Note 1(e) regarding senior floating rate interests.
dThe coupon rate shown represents the rate at period end.
eA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
fIncome may be received in additional securities and/or cash.
gAt January 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hSee Note 7 regarding defaulted securities.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $29,933,825, representing 1.87% of net assets.
jSee Note 1(b) regarding joint repurchase agreement.

| Semiannual Report 8

FRANKLIN FLOATING RATE MASTER TRUST

Financial Statements

Statement of Assets and Liabilities

Franklin Floating Rate Master Series
January 31, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,655,023,303
Cost - Repurchase agreements	107,709,656
Total cost of investments	$1,762,732,959
Value - Unaffiliated issuers	$1,505,710,172
Value - Repurchase agreements	107,709,656
Total value of investments	1,613,419,828
Cash.	1,631,612
Receivables:
Investment securities sold	16,208,951
Interest	7,344,228
Other assets	44
Total assets	1,638,604,663
Liabilities:
Payables:
Investment securities purchased	27,467,299
Management fees	719,366
Distributions to shareholders	7,142,654
Unrealized depreciation on unfunded loan commitments (Note 8)	26,074
Accrued expenses and other liabilities.	494,321
Total liabilities	35,849,714
Net assets, at value	$1,602,754,949
Net assets consist of:
Paid-in capital	$1,909,363,378
Undistributed net investment income	201,563
Net unrealized appreciation (depreciation)	(149,339,205)
Accumulated net realized gain (loss)	(157,470,787)
Net assets, at value	$1,602,754,949
Net asset value and maximum offering price per share ($1,602,754,949 ÷ 199,107,807 shares outstanding)	$8.05

9 |

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statement of Operations

Franklin Floating Rate Master Series
for the six months ended January 31, 2016 (unaudited)

Investment income:
Dividends	$435,575
Interest	50,091,292
Expenses:
Management fees (Note 3a)	4,979,035
Custodian fees (Note 4)	9,275
Reports to shareholders	2,028
Registration and filing fees.	594
Professional fees	53,685
Trustees’ fees and expenses	49,306
Other	21,235
Total expenses	5,115,158
Expense reductions (Note 4)	(512)
Expenses waived/paid by affiliates (Note 3d)	(135,086)
Net expenses	4,979,560
Net investment income.	45,547,307
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(35,512,765)
Swap contracts	107,810
Net realized gain (loss)	(35,404,955)
Net change in unrealized appreciation (depreciation) on investments	(97,532,186)
Net realized and unrealized gain (loss)	(132,937,141)
Net increase (decrease) in net assets resulting from operations	$(87,389,834)

| 10

FRANKLIN FLOATING RATE MASTER TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Floating Rate Master Series

	Six Months Ended
	January 31, 2016	Year Ended
	(unaudited)	July 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$45,547,307	$90,527,541
Net realized gain (loss)	(35,404,955)	(6,801,474)
Net change in unrealized appreciation (depreciation)	(97,532,186)	(59,792,266)
Net increase (decrease) in net assets resulting from operations	(87,389,834)	23,933,801
Distributions to shareholders from net investment income	(45,443,231)	(90,626,711)
Capital share transactions (Note 2)	(224,092,937)	(233,776,882)
Net increase (decrease) in net assets	(356,926,002)	(300,469,792)
Net assets:
Beginning of period	1,959,680,951	2,260,150,743
End of period	$1,602,754,949	$1,959,680,951
Undistributed net investment income included in net assets:
End of period	$201,563	$97,487

11 |

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Financial Statements (unaudited)

Franklin Floating Rate Master Series

1. Organization and Significant Accounting Policies

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Floating Rate Master Series (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Repurchase agreements are valued at cost, which approximates fair value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1.	Organization and Significant Accounting Policies (continued)
a.	Financial Instrument Valuation (continued)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Fund at period end, as indicated in the Statement of Investments, had been entered into on January 29, 2016.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statement of Operations.

See Note 9 regarding other derivative information.

e. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

f. Income Taxes

The Fund has elected to be treated as a disregarded entity for U.S. income tax purposes. As such, no provision has been made for income taxes because all income, expenses, gains and losses are allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will not be distributed. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

1.	Organization and Significant Accounting Policies (continued)
i.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2016		July 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	10,706,775	$91,316,248	29,062,995	$255,040,059
Shares redeemed	(38,283,420)	(315,409,185)	(55,754,909)	(488,816,941)
Net increase (decrease)	(27,576,645)	$(224,092,937)	(26,691,914)	$(233,776,882)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.530%	Up to and including $2.5 billion
0.450%	Over $2.5 billion, up to and including $6.5 billion
0.430%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19.0 billion
0.380%	Over $19.0 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d. Waiver and Expense Reimbursements

Advisers has voluntarily agreed in advance to waive its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) do not exceed 0.53% based on the average net assets of the Fund (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

e. Other Affiliated Transactions

At January 31, 2016, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have a common investment manager (or affiliated investment managers), directors, trustees, or officers. During the period ended January 31, 2016, the purchase and sale transactions aggregated $11,861,876 and $3,217,298, respectively.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2016, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,762,657,941

Unrealized appreciation	$3,072,839
Unrealized depreciation	(152,310,952)
Net unrealized appreciation (depreciation)	$(149,238,113)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums and washsales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2016, aggregated $278,013,999 and $513,449,626, respectively.

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

7. Credit Risk

At January 31, 2016, the Fund had 90.86% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2016, the aggregate value of these securities was $1,830,819, representing 0.12% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.

At January 31, 2016, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
BMC Software Finance Inc., Initial U.S. Revolving Commitment, 9/10/18	$6,000,000

9. Other Derivative Information

For the period ended January 31, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contacts		Net Realized		Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss) for	Statement of Operations	(Depreciation)
Hedging Instruments	Locations	the Period	Locations	for the Period

	Net realized gain (loss) from:		Net change in unrealized
appreciation (depreciation) on:
Credit contracts	Swap contracts	$107,810	Swap contracts	$ —

For the period ended January 31, 2016, the average month end fair value of derivatives represented was less than 0.01% of average month end net assets. The average month end number of open derivatives contracts for the period rounds to less than 1.

See Note 1(d) regarding derivative financial instruments.

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

10. Shareholder Distributions

For the period ended January 31, 2016, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2015	$0.032521
9/30/2015	0.031889
10/30/2015	0.033829
11/30/2015	0.032783
12/31/2015	0.035666
1/29/2016	0.035092
Total	$0.201780

11. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2016, the Fund did not use the Global Credit Facility.

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

FRANKLIN FLOATING RATE MASTER TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)

12. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Health Care Services	$—	$922,558	$—	$922,558
All Other Equity Investments[b]	19,075,045	—	—	19,075,045
Corporate Bonds	—	—	166,224	166,224
Senior Floating Rate Interests	—	1,455,612,520	—	1,455,612,520
Asset-Backed Securities	—	29,933,825	—	29,933,825
Short Term Investments	—	107,709,656	—	107,709,656
Total Investments in Securities	$19,075,045	$1,594,178,559	$166,224	$1,613,419,828

Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments	$—	$26,074	$—	$26,074

aIncludes common stocks and management investment companies.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio

CDO Collateralized Debt Obligation
CLO Collateralized Loan Obligation
ETF Exchange Traded Fund
FRN Floating Rate Note
PIK Payment-In-Kind

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date March 28, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date March 28, 2016